Income Tax Expense - Additional information (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cost attributable to new share issue	kr 97,686	kr 10,915
Tax losses carried forward for which deferred tax assets have not been recognized	kr 2,704,803	kr 578,117
Expiry period of unused tax losses	7 years
Sweden
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward for which deferred tax assets have not been recognized	kr 1,085,430
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward for which deferred tax assets have not been recognized	995,093
Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward for which deferred tax assets have not been recognized	kr 624,280